Fees Summary	Sep. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000,000
Previously Paid Amount	0
Total Fee Amount	103,320
Total Offset Amount	0
Net Fee	$ 103,320